Cover	Jul. 20, 2026
Document Information Line Items
Entity Registrant Name	HORIZON SPACE ACQUISITION I CORP.
Entity Central Index Key	0001946021
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 20, 2026
Entity Ex Transition Period	false
Entity File Number	001-41578
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1412 Broadway
Entity Address Address Line 2	21st Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	257-5537
Entity Address Address Line 3	Suite 21V
Unit Consisting Of One Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Units, consisting of one Ordinary Share, $0.0001 par value
Trading Symbol	HSPUF
Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Ordinary Shares, par value $0.0001 per share
Trading Symbol	HSPOF
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	HSPWF
Rights Each Whole Right To Acquire [Member]
Document Information Line Items
Security 12b Title	Rights, each whole right to acquire one-tenth of one Ordinary Share
Trading Symbol	HSPRF